UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03061)

Exact name of registrant as specified in charter:	Putnam Global Natural Resources Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2015

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments:

Putnam Global Natural Resources Fund

The fund's portfolio
5/31/15 (Unaudited)

COMMON STOCKS (97.6%)(a)
		Shares	Value

Chemicals (28.4%)

Air Products & Chemicals, Inc.		26,000	$3,815,760

Akzo Nobel NV (Netherlands)		78,340	5,966,931

Axalta Coating Systems, Ltd.(NON)		353,400	12,103,950

Axiall Corp.		112,000	4,223,520

CF Industries Holdings, Inc.		24,500	7,739,060

Dow Chemical Co. (The)		39,100	2,035,937

E.I. du Pont de Nemours & Co.		159,400	11,318,994

Huntsman Corp.		162,300	3,642,012

Monsanto Co.		104,769	12,255,878

Syngenta AG (Switzerland)		5,023	2,274,072

Tronox, Ltd. Class A		47,555	801,777

			66,177,891
Construction materials (2.1%)

CRH PLC (Ireland)		176,185	4,938,222

			4,938,222
Containers and packaging (7.4%)

Packaging Corp. of America		63,300	4,379,094

Sealed Air Corp.		156,800	7,636,160

Smurfit Kappa Group PLC (Ireland)		173,148	5,104,121

			17,119,375
Energy equipment and services (3.8%)

Baker Hughes, Inc.		137,600	8,869,696

			8,869,696
Metals and mining (11.0%)

Acerinox SA (Spain)		158,182	2,414,865

Agnico-Eagle Mines, Ltd. (Canada)		41,200	1,325,848

Allegheny Technologies, Inc.		69,300	2,252,250

BHP Billiton PLC (Australia)		332,893	7,018,808

BHP Billiton, Ltd. (Australia)		64,676	1,450,610

Glencore PLC (Rights) (United Kingdom)(F)		1,046,725	24,362

Glencore PLC (United Kingdom)		1,046,725	4,606,666

Goldcorp, Inc. (Canada)		57,300	1,017,648

Hi-Crush Partners LP (Units)		65,600	1,954,880

Newcrest Mining, Ltd. (Australia)(NON)		151,785	1,640,685

Newmont Mining Corp.		46,000	1,253,040

South32, Ltd. (Australia)(NON)		332,893	549,497

South32, Ltd. (Australia)(NON)		64,676	108,291

			25,617,450
Oil, gas, and consumable fuels (39.9%)

Anadarko Petroleum Corp.		123,900	10,359,279

BG Group PLC (United Kingdom)		400,156	6,953,874

Cabot Oil & Gas Corp.		144,200	4,897,032

Devon Energy Corp.		42,700	2,784,894

Diamondback Energy, Inc.(NON)		60,761	4,727,813

EOG Resources, Inc.		66,200	5,871,278

Gaztransport Et Technigaz SA (France)		32,997	2,037,809

Genel Energy PLC (United Kingdom)(NON)		773,391	6,241,228

Gulfport Energy Corp.(NON)		176,900	7,635,004

Marathon Oil Corp.		119,400	3,246,486

MarkWest Energy Partners LP		130,900	8,460,067

Oryx Petroleum Corp., Ltd. (Canada)(NON)		114,550	367,525

Pioneer Natural Resources Co.		20,400	3,015,732

Scorpio Tankers, Inc.		614,000	5,599,680

Total SA (France)		248,393	12,542,443

Whiting Petroleum Corp.(NON)		247,865	8,177,066

			92,917,210
Paper and forest products (0.9%)

Boise Cascade Co.(NON)		56,900	2,016,536

			2,016,536
Semiconductors and semiconductor equipment (4.1%)

Canadian Solar, Inc. (Canada)(NON)		216,400	7,067,624

Sumco Corp. (Japan)(S)		168,400	2,535,512

			9,603,136

Total common stocks (cost $229,561,929)			$227,259,516

U.S. TREASURY OBLIGATIONS (0.1%)(a)
		Principal amount	Value

U.S. Treasury Notes 7/8s, September 15, 2016(i)		$213,000	$214,687

Total U.S. treasury obligations (cost $214,687)			$214,687

SHORT-TERM INVESTMENTS (1.6%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.23%(d)	Shares	1,945,793	$1,945,793

Putnam Short Term Investment Fund 0.07%(AFF)	Shares	1,374,901	1,374,901

SSgA Prime Money Market Fund Class N 0.03%(P)	Shares	130,000	130,000

U.S. Treasury Bills 0.01%, August 20, 2015(SEGSF)		$150,000	149,997

U.S. Treasury Bills 0.05%, July 2, 2015(SEGSF)		200,000	199,997

Total short-term investments (cost $3,800,689)			$3,800,688

TOTAL INVESTMENTS

Total investments (cost $233,577,305)(b)			$231,274,891

FORWARD CURRENCY CONTRACTS at 5/31/15 (aggregate face value $83,461,953) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Australian Dollar	Buy	7/15/15	$239,136	$237,696	$1,440
	Canadian Dollar	Buy	7/15/15	3,727,009	3,663,499	63,510
	Euro	Sell	6/17/15	2,951,362	2,763,329	(188,033)
	Japanese Yen	Sell	8/19/15	114,063	118,078	4,015
	Singapore Dollar	Buy	8/19/15	1,665,206	1,660,121	5,085
	Singapore Dollar	Sell	8/19/15	1,665,206	1,692,327	27,121
	Swiss Franc	Buy	6/17/15	1,908,616	1,880,789	27,827
Citibank, N.A.
	Danish Krone	Buy	6/17/15	550,124	563,438	(13,314)
	Euro	Buy	6/17/15	2,430,779	2,487,059	(56,280)
	Japanese Yen	Sell	8/19/15	38,715	40,076	1,361
Credit Suisse International
	Australian Dollar	Buy	7/15/15	1,129,850	1,055,465	74,385
	Canadian Dollar	Sell	7/15/15	372,130	365,723	(6,407)
	Euro	Sell	6/17/15	5,339,629	5,199,226	(140,403)
	Japanese Yen	Buy	8/19/15	8,701,480	9,005,892	(304,412)
	Norwegian Krone	Buy	6/17/15	1,354,053	1,285,601	68,452
	Swiss Franc	Buy	6/17/15	469,889	452,732	17,157
Deutsche Bank AG
	Australian Dollar	Sell	7/15/15	1,905,230	1,894,093	(11,137)
	British Pound	Buy	6/17/15	3,968,490	3,886,697	81,793
	Euro	Buy	6/17/15	4,669,319	4,757,422	(88,103)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/15/15	1,995,697	1,982,972	12,725
	British Pound	Buy	6/17/15	779,088	884,316	(105,228)
	Canadian Dollar	Buy	7/15/15	4,028,667	3,913,145	115,522
	Euro	Sell	6/17/15	5,128,386	5,230,227	101,841
JPMorgan Chase Bank N.A.
	British Pound	Buy	6/17/15	1,702,746	1,712,612	(9,866)
	Canadian Dollar	Buy	7/15/15	3,847,544	3,782,353	65,191
	Euro	Sell	6/17/15	1,504,737	1,540,217	35,480
	Japanese Yen	Sell	8/19/15	862,871	893,263	30,392
	Norwegian Krone	Buy	6/17/15	1,024,569	1,031,087	(6,518)
	Singapore Dollar	Buy	8/19/15	663,372	674,021	(10,649)
	Singapore Dollar	Sell	8/19/15	663,372	661,187	(2,185)
	Swedish Krona	Buy	6/17/15	359,344	367,193	(7,849)
	Swiss Franc	Buy	6/17/15	486,282	474,679	11,603
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/15/15	666,682	662,378	4,304
	British Pound	Buy	6/17/15	255,977	205,531	50,446
	Canadian Dollar	Buy	7/15/15	2,816,973	2,767,524	49,449
	Euro	Sell	6/17/15	624,502	639,005	14,503
	Israeli Shekel	Buy	7/15/15	180,824	176,537	4,287
	Japanese Yen	Buy	8/19/15	792,897	820,590	(27,693)
UBS AG
	British Pound	Buy	6/17/15	1,893,163	1,904,298	(11,135)
	Euro	Buy	6/17/15	4,425,890	4,509,438	(83,548)
WestPac Banking Corp.
	British Pound	Buy	6/17/15	3,419,857	3,162,783	257,074
	Canadian Dollar	Sell	7/15/15	2,236,559	2,198,013	(38,546)
	Euro	Sell	6/17/15	273,748	259,321	(14,427)

Total						$(770)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2014 through May 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $232,910,328.
(b)	The aggregate identified cost on a tax basis is $233,568,075, resulting in gross unrealized appreciation and depreciation of $14,790,195 and $17,083,379, respectively, or net unrealized depreciation of $2,293,184.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$2,192,548	$130,224,400	$131,042,047	$3,687	$1,374,901
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $1,945,793, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,852,687.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $602,393 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	66.7%
	United Kingdom	7.8
	France	6.4
	Australia	4.7
	Ireland	4.4
	Canada	4.3
	Netherlands	2.6
	Japan	1.1
	Spain	1.0
	Switzerland	1.0

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $22,055 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $530,626 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $339,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$101,786,906	$—	$—
Information technology	7,067,624	2,535,512	—
Materials	112,753,817	3,115,657	—
Total common stocks	221,608,347	5,651,169	—
U.S. treasury obligations	—	214,687	—
Short-term investments	1,504,901	2,295,787	—

Totals by level	$223,113,248	$8,161,643	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(770)	$—

Totals by level	$—	$(770)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,124,963	$1,125,733

Total	$1,124,963	$1,125,733

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$148,300,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$128,998	$1,361	$159,994	$81,793	$230,088	$142,666	$122,989	$—	$257,074	1,124,963

	Total Assets	$128,998	$1,361	$159,994	$81,793	$230,088	$142,666	$122,989	$—	$257,074	$1,124,963

	Liabilities:
	Forward currency contracts#	188,033	69,594	451,222	99,240	105,228	37,067	27,693	94,683	52,973	1,125,733

	Total Liabilities	$188,033	$69,594	$451,222	$99,240	$105,228	$37,067	$27,693	$94,683	$52,973	$1,125,733

	Total Financial and Derivative Net Assets	$(59,035)	$(68,233)	$(291,228)	$(17,447)	$124,860	$105,599	$95,296	$(94,683)	$204,101	$(770)
	Total collateral received (pledged)##†	$—	$—	$(219,000)	$22,055	$124,860	$105,599	$—	$(94,683)	$—
	Net amount	$(59,035)	$(68,233)	$(72,228)	$(39,502)	$—	$—	$95,296	$—	$204,101

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Natural Resources Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 29, 2015